Premises and Equipment (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Maximum Estimated Useful Lives to Amortize Assets	The maximum estimated useful lives we use to depreciate our assets are as follows:

Buildings	10 to 40 years
Computer equipment and operating system software	5 to 7 years
Other equipment	10 years
Leasehold improvements	Lease term to a maximum of 10 years

Summary of Net Rent Expense for Premises and Equipment

(Canadian $ in millions)						2019						2018
	Land	Buildings	Computer equipment	Other equipment	Leasehold improvements	Total	Land	Buildings	Computer equipment	Other equipment	Leasehold improvements	Total
Cost
Balance at beginning of year	145	1,627	2,229	933	1,514	6,448	174	1,726	1,994	913	1,429	6,236
Additions	10	86	343	57	124	620	4	66	236	40	87	433
Disposals (1)	(45)	(179)	(102)	(15)	(24)	(365)	(32)	(163)	(11)	(27)	(20)	(253)
Foreign exchange and other	(1)	–	–	(2)	1	(2)	(1)	(2)	10	7	18	32
Balance at end of year	109	1,534	2,470	973	1,615	6,701	145	1,627	2,229	933	1,514	6,448
Accumulated Depreciation and Impairment
Balance at beginning of year	–	1,016	1,662	704	1,080	4,462	–	1,063	1,465	674	1,001	4,203
Disposals (1)	–	(114)	(101)	(12)	(20)	(247)	–	(116)	(9)	(24)	(15)	(164)
Depreciation	–	59	227	51	98	435	–	60	201	48	91	400
Foreign exchange and other	–	–	(2)	(1)	(1)	(4)	–	9	5	6	3	23
Balance at end of year	–	961	1,786	742	1,157	4,646	–	1,016	1,662	704	1,080	4,462
Net carrying value	109	573	684	231	458	2,055	145	611	567	229	434	1,986

(1)	Includes fully depreciated assets written off.